UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7056

Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Maturities Municipal Fund (NIM)
	June 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 2.7%
	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001:
$ 2,000	5.750%, 12/01/17	12/11 at 101.00	A–	$ 2,038,000
200	5.500%, 12/01/21	12/11 at 101.00	A–	201,022
180	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	154,913
	System Inc., Series 2005A, 5.000%, 11/15/30
500	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.250%, 2/01/12 –	8/11 at 100.00	AA+	493,905
	AGM Insured
500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A–	509,640
3,380	Total Alabama			3,397,480
	Alaska – 0.3%
305	Valdez, Alaska, Marine Terminal Revenue Refunding Bonds, BP Pipelines Inc. Project, Refunding	No Opt. Call	A	334,731
	Series 2003B, 5.000%, 1/01/21
	Arizona – 1.0%
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
100	5.000%, 12/01/17	No Opt. Call	A	102,449
85	5.250%, 12/01/19	No Opt. Call	A	86,981
35	5.000%, 12/01/32	No Opt. Call	A	31,510
380	5.000%, 12/01/37	No Opt. Call	A	336,802
750	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	10/11 at 100.00	A–	751,958
	2007, 4.500%, 4/01/17
1,350	Total Arizona			1,309,700
	Arkansas – 3.0%
1,500	Jefferson County, Arkansas, Pollution Control Revenue Bonds, Entergy Arkansas Inc. Project,	12/11 at 100.00	A–	1,502,100
	Series 2006, 4.600%, 10/01/17
1,000	Jonesboro, Arkansas, Industrial Development Revenue Bonds, Anheuser Busch Inc. Project, Series	No Opt. Call	A–	1,050,910
	2002, 4.600%, 11/15/12
1,140	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 –	No Opt. Call	Baa1	1,236,467
	NPFG Insured
3,640	Total Arkansas			3,789,477
	California – 2.6%
355	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	367,208
	Series 2008H, 5.125%, 7/01/22
500	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	514,010
1,000	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	8/12 at 32.87	A+	237,350
	2002B, 0.000%, 8/01/31 – FGIC Insured
260	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB–	216,593
	Bonds, Series 2007A-1, 4.500%, 6/01/27
	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
250	5.000%, 9/01/21 – AMBAC Insured	No Opt. Call	AA+	266,873
250	5.000%, 9/01/22 – AMBAC Insured	No Opt. Call	AA+	263,850
500	5.000%, 9/01/23 – AMBAC Insured	No Opt. Call	AA+	524,350
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/25 –	No Opt. Call	AA+	869,480
	AGC Insured
5,115	Total California			3,259,714
	Colorado – 10.0%
2,895	Centennial Downs Metropolitan District, Colorado, General Obligation Bonds, Series 1999,	12/14 at 100.00	N/R	2,940,857
	5.000%, 12/01/20 – AMBAC Insured
1,070	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	1,063,152
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
1,175	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	12/13 at 100.00	A	1,195,692
	Charter School, Series 2003, 4.500%, 12/01/18 – SYNCORA GTY Insured
160	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2,	10/11 at 105.00	AA	170,402
	6.900%, 4/01/29 (Alternative Minimum Tax)
1,025	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2001A,	12/11 at 100.00	N/R (4)	1,049,446
	6.000%, 12/01/23 (Pre-refunded 12/01/11)
1,465	Denver West Metropolitan District, Colorado, General Obligation Refunding and Improvement	12/13 at 100.00	N/R	1,444,065
	Bonds, Series 2003, 4.500%, 12/01/18 – RAAI Insured
1,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%,	No Opt. Call	Baa1	1,587,585
	9/01/39 (Mandatory put 9/01/13) – NPFG Insured
1,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	No Opt. Call	Baa1	152,980
	NPFG Insured
200	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	201,102
	Activity Bonds, Series 2010, 6.000%, 1/15/41
2,845	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/21	11/11 at 100.00	A3 (4)	2,902,327
	(Pre-refunded 11/15/11)
13,335	Total Colorado			12,707,608
	Connecticut – 1.5%
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
265	5.500%, 1/01/14 (Alternative Minimum Tax)	1/12 at 100.00	BBB	265,734
1,570	5.500%, 1/01/15 (Alternative Minimum Tax)	7/11 at 100.00	BBB	1,572,371
1,835	Total Connecticut			1,838,105
	Florida – 6.5%
160	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal	No Opt. Call	A+	167,568
	Account Senior Secured Series 2011A-1, 5.000%, 6/01/18 (WI/DD, Settling 7/14/11)
2,400	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003, 5.250%, 10/01/17 –	10/13 at 100.00	A1	2,507,064
	NPFG Insured
	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
1,000	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+	1,069,650
125	5.000%, 3/01/16 – NPFG Insured	No Opt. Call	A+	134,133
600	Florida Deparmtent of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B,	7/17 at 101.00	AA–	659,034
	5.000%, 7/01/19 – NPFG Insured
15	JEA, Florida, Electric Revenue Certificates, Series 1973-2, 6.800%, 7/01/12 (ETM)	No Opt. Call	AAA	15,451
	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009:
10	5.500%, 6/01/29 – AGM Insured	6/19 at 100.00	AA+	10,228
10	5.625%, 6/01/34 – AGC Insured	6/19 at 100.00	AA+	10,114
750	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	No Opt. Call	BBB	766,673
	5.000%, 10/01/20
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 –	10/15 at 100.00	A+	2,055,720
	AMBAC Insured
235	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%,	No Opt. Call	AAA	271,984
	11/01/16 (ETM)
500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	509,740
	Obligation Group, Series 2007, 5.000%, 8/15/27
7,805	Total Florida			8,177,359
	Georgia – 0.3%
380	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	AAA	435,199
	8/01/25 (Pre-refunded 8/01/22) – NPFG Insured
	Idaho – 0.1%
100	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	77,498
	Hospital, Series 2006, 5.250%, 9/01/37
	Illinois – 14.8%
440	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	1/12 at 100.00	N/R	440,660
	1998, 7.000%, 1/01/14
1,500	Cook County Township High School District 208, Illinois, General Obligation Bonds, Series	12/15 at 100.00	Aa3	1,579,035
	2006, 5.000%, 12/01/21 – NPFG Insured
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AA+	2,054,800
	AGC Insured
4,740	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	10/11 at 105.00	Aaa	5,056,201
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
2,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series	3/14 at 102.00	A+	2,134,780
	2000, 4.450%, 3/01/34 (Mandatory put 3/01/15)
1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	1,063,090
	Advancement Foundation Fund, University Center Project, Series 2002, 6.625%, 5/01/17
	(Pre-refunded 5/01/12)
80	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	78,609
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	Baa2	243,373
20	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	No Opt. Call	Aaa	20,852
	5.250%, 5/15/12 (ETM)
25	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series	No Opt. Call	AA+ (4)	25,899
	1993A, 6.125%, 4/01/12 – AGM Insured (ETM)
	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997:
135	5.250%, 8/01/17 – AMBAC Insured	2/12 at 100.00	BBB	135,096
85	5.250%, 8/01/22 – AMBAC Insured	8/11 at 100.00	BBB	84,890
700	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/11 at 100.00	BBB	700,714
	Centers, Series 1999, 5.500%, 8/15/19
75	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/15	No Opt. Call	A+	81,751
235	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A+	256,209
315	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A+	334,001
1,165	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/19	No Opt. Call	A+	1,242,205
230	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/17	1/16 at 100.00	A+	247,232
25	Illinois State, General Obligation Bonds, Series 2007A, 5.500%, 6/01/15	No Opt. Call	A+	27,868
275	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 12/01/19 –	12/12 at 100.00	AA+	285,269
	AGM Insured
1,355	Kane & DeKalb Counties, Illinois, Community United School District 301, General Obligation	No Opt. Call	A1	987,212
	Bonds, Series 2006, 0.000%, 12/01/18 – NPFG Insured
55	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds,	6/13 at 100.00	AAA	58,298
	Series 2002, 5.375%, 6/01/15 – FGIC Insured
700	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	865,543
	Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured
750	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax	10/19 at 103.00	BBB+	765,315
	General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22
18,155	Total Illinois			18,768,902
	Indiana – 0.4%
250	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	247,713
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
250	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public	No Opt. Call	Baa1	279,385
	Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured
500	Total Indiana			527,098
	Kansas – 3.1%
3,500	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	3,556,173
	Health System Inc., Series 2001-III, 5.500%, 11/15/21
205	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,	12/15 at 100.00	N/R	210,133
	Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20
370	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	208,010
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
4,075	Total Kansas			3,974,316
	Kentucky – 0.8%
325	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA+	340,740
	Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured
670	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005G, 5.000%, 7/01/30	1/15 at 100.60	AAA	676,774
	(Alternative Minimum Tax)
995	Total Kentucky			1,017,514
	Louisiana – 1.3%
1,010	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	Baa1	1,045,239
	2004, 5.250%, 7/01/24 – NPFG Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
420	5.500%, 5/15/30	11/11 at 101.00	A	421,130
245	5.875%, 5/15/39	11/11 at 101.00	A–	237,317
1,675	Total Louisiana			1,703,686
	Maryland – 0.9%
1,100	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/11 at 100.00	N/R	1,100,055
	7.400%, 9/01/19 (Alternative Minimum Tax)
	Massachusetts – 0.7%
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	N/R	443,815
	5.000%, 10/01/19
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	N/R	88,570
470	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	N/R	344,515
1,070	Total Massachusetts			876,900
	Michigan – 1.3%
1,000	Cornell Township Economic Development Corporation, Michigan, Environmental Improvement Revenue	5/12 at 100.00	AAA	1,046,850
	Refunding Bonds, MeadWestvaco Corporation-Escanaba Project, Series 2002, 5.875%, 5/01/18
	(Pre-refunded 5/01/12)
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	544,625
	Refunding Series 2010C, 5.000%, 12/01/16
1,500	Total Michigan			1,591,475
	Minnesota – 1.4%
1,100	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series	8/12 at 101.00	A1	1,199,110
	1993A, 8.500%, 9/01/19
250	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA+	279,523
	2009A, 5.000%, 1/01/15 – AGC Insured
230	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 –	No Opt. Call	N/R	232,852
	ACA Insured
1,580	Total Minnesota			1,711,485
	Mississippi – 0.6%
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial
	Healthcare, Series 2004B-1:
200	5.000%, 9/01/16	No Opt. Call	AA	217,496
300	5.000%, 9/01/24	9/14 at 100.00	AA	307,752
250	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company,	8/11 at 100.00	BBB	232,398
	Series 2006A, 4.800%, 8/01/30
750	Total Mississippi			757,646
	Missouri – 0.3%
320	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1989A, 8.125%,	7/20 at 100.00	AAA	392,278
	8/01/20 (Pre-refunded 7/01/20) (Alternative Minimum Tax)
	Montana – 0.1%
90	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – NPFG Insured (ETM)	11/11 at 100.00	BBB (4)	105,503
	Nebraska – 0.9%
1,000	Dodge County School District 1, Nebraska, Fremont Public Schools, General Obligation Bonds,	12/14 at 100.00	Aa3	1,107,850
	Series 2004, 5.000%, 12/15/19 – AGM Insured
	Nevada – 1.2%
1,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	1,031,860
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
800	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	D	173,272
35	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	D	7,017
120	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	D	20,944
50	0.000%, 1/01/20 – AMBAC Insured	No Opt. Call	D	7,656
250	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%,	6/19 at 100.00	A	282,783
	6/15/30
2,255	Total Nevada			1,523,532
	New Jersey – 2.3%
360	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BB	341,035
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
150	5.375%, 6/15/14	No Opt. Call	BBB	158,442
15	5.375%, 6/15/15 – RAAI Insured	No Opt. Call	Baa3	15,900
25	5.500%, 6/15/16 – RAAI Insured	No Opt. Call	Baa3	26,636
1,730	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	424,006
	Appreciation Series 2010A, 0.000%, 12/15/33
1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	1,567,845
	5.000%, 12/15/23
415	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	373,658
	Series 2007-1A, 4.500%, 6/01/23
4,195	Total New Jersey			2,907,522
	New York – 7.1%
220	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	225,454
	Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	BBB+	1,075,030
	2003A, 5.500%, 7/01/15 – RAAI Insured
105	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	No Opt. Call	N/R	103,437
	Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
10	5.500%, 6/01/14	12/11 at 100.00	AA–	10,037
250	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	264,153
200	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	210,356
615	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	644,483
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003B-1C:
500	5.500%, 6/01/21	6/13 at 100.00	AA–	529,185
300	5.500%, 6/01/22	6/13 at 100.00	AA–	316,353
4,300	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	Baa1	4,494,272
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)
	Tobacco Settlement Financing Corporation Asset-Backed Revenue Bonds, State Contingency
	Contract Secured, Series 2011B:
360	5.000%, 6/01/17 (WI/DD, Settling 7/07/11)	No Opt. Call		411,764
565	5.000%, 6/01/18 (WI/DD, Settling 7/07/11)	No Opt. Call		646,083
8,425	Total New York			8,930,607
	North Carolina – 1.6%
1,880	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/18 –	6/13 at 101.00	Aa2	2,013,330
	AMBAC Insured
	Ohio – 1.3%
770	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	Baa3	633,633
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	1,074,930
	4.500%, 12/01/15
1,770	Total Ohio			1,708,563
	Pennsylvania – 7.4%
200	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	195,244
	Series 2009, 7.750%, 12/15/27
640	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	718,291
	1976, 7.625%, 7/01/15 (ETM)
225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts,	9/11 at 100.00	A+ (4)	254,216
	Series 1999, 5.150%, 3/15/20 – RAAI Insured (ETM)
580	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	No Opt. Call	Aa3	440,493
	Bonds, Series 2010A, 0.000%, 12/01/34
4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/15 –	8/14 at 100.00	BBB+	4,386,603
	AMBAC Insured
1,330	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	BBB	1,656,302
	NPFG Insured (ETM)
250	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	11/11 at 100.00	BBB	249,663
	Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
1,085	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	Aa3	1,139,120
	2006B, 5.000%, 9/01/12 – AMBAC Insured
330	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	348,520
	Hospital Project, Refunding and Improvement Series 2011, 5.750%, 8/01/21
8,760	Total Pennsylvania			9,388,452
	Puerto Rico – 0.6%
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	814,870
	2009A, 0.000%, 8/01/32
	Rhode Island – 0.7%
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
255	6.125%, 6/01/32	6/12 at 100.00	BBB	255,342
725	6.250%, 6/01/42	6/12 at 100.00	BBB	659,910
980	Total Rhode Island			915,252
	South Carolina – 5.0%
750	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A1	803,910
	Assets for Education, Series 2003, 5.250%, 12/01/19
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1 (4)	1,990,712
	1/01/19 – FGIC Insured (ETM)
2,835	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	AAA	3,492,009
	1/01/19 – FGIC Insured
5	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	5,364
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
20	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	19,987
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
5,150	Total South Carolina			6,311,982
	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	AA–	1,015,090
	Series 2007, 5.000%, 11/01/27
	Tennessee – 2.0%
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
750	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	AAA	796,883
1,250	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	AAA	1,328,138
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.000%, 9/01/13	No Opt. Call	Ba3	422,420
2,400	Total Tennessee			2,547,441
	Texas – 7.4%
1,055	Austin, Texas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 – NPFG Insured	9/14 at 100.00	AAA	1,165,258
565	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing	No Opt. Call	N/R	596,555
	Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15
	(Alternative Minimum Tax)
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	No Opt. Call	CC	19,407
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)
2,000	Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, CenterPoint Energy	6/14 at 100.00	A3	2,057,480
	Inc., Series 2004B, 4.250%, 12/01/17 – FGIC Insured
500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CC	491,395
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
15	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	No Opt. Call	CC	13,259
	LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)
500	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	498,315
	6.250%, 1/01/46
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	2,087,756
	2006, 5.000%, 8/15/20
300	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	285,276
	Memorial Hospital Project, Series 2005, 5.125%, 8/15/26
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	182,598
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
325	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	325,523
	5.750%, 1/01/38
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
100	0.000%, 9/01/43	9/31 at 100.00	AA	51,124
490	0.000%, 9/01/45	9/31 at 100.00	AA	277,820
25	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	CC	24,570
	Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,350	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	7/11 at 100.00	A	1,221,710
	2006B, 0.715%, 12/15/17
125	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp	6/12 at 100.00	N/R (4)	129,848
	Medical Center, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)
9,450	Total Texas			9,427,894
	Virgin Islands – 0.4%
525	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	497,270
	Series 2010A, 5.000%, 10/01/29
	Virginia – 0.2%
250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	1/12 at 100.00	N/R	250,200
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured
	Washington – 1.5%
295	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	373,143
	1989B, 7.125%, 7/01/16 – NPFG Insured
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A	988,690
	Research Center, Series 2011A, 5.375%, 1/01/31
515	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	522,612
	Series 2002, 6.500%, 6/01/26
1,810	Total Washington			1,884,445
	Wisconsin – 3.1%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
340	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	354,691
1,480	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,562,791
1,105	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	8/11 at 100.00	A3	1,105,718
	Series 1999A, 5.500%, 2/15/20 – ACA Insured
200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	No Opt. Call	A3	211,514
	Inc., Series 2010B, 5.000%, 7/15/20
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
500	5.250%, 8/15/18	8/16 at 100.00	BBB+	525,630
180	5.250%, 8/15/34	8/16 at 100.00	BBB+	160,542
3,805	Total Wisconsin			3,920,886
$ 123,710	Total Investments (cost $120,144,869) – 97.2%			123,018,915
	Other Assets Less Liabilities – 2.8%			3,539,121
	Net Assets – 100%			$ 126,558,036

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$123,018,915	$—	$123,018,915

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments was $120,025,174.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$4,406,809
Depreciation	(1,413,068)
Net unrealized appreciation (depreciation) of investments	$2,993,741

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Maturities Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         August 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         August 29, 2011